Schedule of Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-Term	$ 3,727	$ 3,419	$ 3,420
Due Within One Year	61	76	119
Floating Rate Term Loans Due May 2013
Debt Instrument [Line Items]
Long-Term		0	446
Due Within One Year		0	8
Floating Rate Term Loans Due May 2015
Debt Instrument [Line Items]
Long-Term		895	910
Due Within One Year		15	15
6.625% First Priority Senior Notes Due 2020
Debt Instrument [Line Items]
Long-Term	1,558	450	0
Due Within One Year		0	0
8.875% Senior Secured Notes Due 2018
Debt Instrument [Line Items]
Long-Term	1,195	994	994
Due Within One Year		0	0
Floating Rate Second-Priority Senior Secured Notes Due 2014
Debt Instrument [Line Items]
Long-Term		120	120
Due Within One Year		0	0
9.00% Second-Priority Senior Secured Notes Due 2020
Debt Instrument [Line Items]
Long-Term	574	574	574
Due Within One Year		0	0
9.2% Debentures Due 2021
Debt Instrument [Line Items]
Long-Term	74	74	74
Due Within One Year		0	0
7.875% Debentures Due 2023
Debt Instrument [Line Items]
Long-Term	189	189	189
Due Within One Year		0	0
8.375% Sinking Fund Debentures Due 2016
Debt Instrument [Line Items]
Long-Term	60	60	62
Due Within One Year	2	2	0
Australia Facility Due 2014
Debt Instrument [Line Items]
Long-Term	45	31	36
Due Within One Year	5	5	5
Brazilian Bank Loans
Debt Instrument [Line Items]
Long-Term	19	18	0
Due Within One Year	37	41	65
Capital Leases
Debt Instrument [Line Items]
Long-Term	10	10	11
Due Within One Year	1	1	1
Other
Debt Instrument [Line Items]
Long-Term	3	4	4
Due Within One Year	16	12	23
Total non-affiliated debt
Debt Instrument [Line Items]
Long-Term		3,419	3,420
Due Within One Year		76	117
Affiliated Borrowings Due On Demand
Debt Instrument [Line Items]
Long-Term		0	0
Due Within One Year		0	2
Total Affiliated Debt
Debt Instrument [Line Items]
Long-Term		0	0
Due Within One Year		$ 0	$ 2